SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted (Loss)/Income Attributable to Ordinary Shareholders Per Share) (Details)) (USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income /(Loss) from continuing operations attributable to Vimicro International Corporation	$ 4,697	$ (8,418)	$ 1,383
Loss from discontinued operations attributable to Vimicro International Corporation			(2,002)
Net (Loss)/income attributable to Vimicro International Corporation	$ 4,697	$ (8,418)	$ (619)
Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	98,443,702	114,687,240	123,253,931
Dilutive effect of stock options and restricted shares (in shares)	17,090,420		4,370,516
Weighted-average number of ordinary shares outstanding-diluted	115,534,122	114,687,240	127,624,447
(Loss)/income per share-basic
Continuing operations (in dollars per share)	$ 0.05	$ (0.07)	$ 0.01
Discontinued operations (in dollars per share)			$ (0.02)
Total (loss)/income per share-basic (in dollars per share)	$ 0.05	$ (0.07)	$ (0.01)
(Loss)/income per share-diluted
Continuing operations (in dollars per share)	$ 0.04	$ (0.07)	$ 0.01
Discontinued operations (in dollars per share)			$ (0.02)
Total (loss)/income per share-diluted (in dollars per share)	$ 0.04	$ (0.07)	$ (0.01)